UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

UST Global Private Markets Fund, LLC

c/o Neuberger Berman Investment Advisers LLC

605 Third Avenue

New York, NY 10158-0180

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

UST Global Private Markets Fund, LLC

Financial Statements

For the six months ended September 30, 2016

UST Global Private Markets Fund, LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of September 30, 2016 (Unaudited)

Assets

Investments, at fair value (cost $45,926,606)	$71,263,527
Cash and cash equivalents	3,478,051
Prepaid insurance	54,599
Other assets	860

Total Assets	$74,797,037

Liabilities

Advisory fee payable	$221,996
Administration service fees payable	20,000
Audit fee payable	15,500
Legal fees payable	248
Other payables	15,325

Total Liabilities	273,069

Commitments and contingencies (See Note 6)

Members’ Equity - Net Assets	$74,523,968

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$83,342,699
Members’ capital distributed	(58,816,146)
Accumulated net investment loss	(11,375,804)
Accumulated realized gain on investments	36,036,298
Accumulated net unrealized appreciation on investments	25,336,921

Total Members’ Equity - Net Assets	$74,523,968

Units of Membership Interests outstanding (unlimited units authorized)	74,070.96
Net Asset Value Per Unit	$1,006.12

The accompanying notes are an integral part of these financial statements.

1

UST Global Private Markets Fund, LLC
Schedule of Investments
As of September 30, 2016 (Unaudited)

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout/Growth (63.63%)
Charlesbank Equity Fund VII, L.P.	Primary	10/2009 - 08/2016	North America	$8,450,000
Charterhouse Capital Partners IX, L.P.	Primary	01/2009 - 08/2015	Europe	1,396,275
Hellman & Friedman Capital Partners VII, L.P.	Primary	08/2011 - 09/2016	North America	10,660,353
HgCapital 6 A, L.P.	Primary	03/2010 - 08/2016	Europe	5,650,716
SPC Partners IV, L.P.	Primary	12/2008 - 04/2016	North America	3,586,453
TA XI, L.P.	Primary	07/2010 - 07/2016	North America	9,800,480
Thomas H. Lee Equity Fund VI, L.P.	Secondary	12/2010 - 05/2016	North America	7,874,636
				47,418,913
Special Situations (12.79%)
Carlyle Realty Partners V, L.P.	Secondary	03/2011 - 09/2015	North America	3,199,267
Royalty Opportunities S.àr.l.	Primary	08/2011 - 01/2015	Europe	3,680,105
Starwood Global Opportunity Fund VIII, L.P.	Primary	10/2009 - 02/2016	North America	2,653,440
				9,532,812
Venture Capital (19.20%)
Battery Ventures VIII Side Fund, L.P.	Primary	08/2008 - 03/2016	North America	385,256
Draper Fisher Jurvetson Fund X, L.P.	Primary	07/2010 - 06/2016	North America	6,160,968
Trinity Ventures X, L.P.	Primary	03/2009 - 04/2014	North America	7,765,578
				14,311,802

Total Investments in Portfolio Funds (cost $45,926,606) (95.62%)				71,263,527
Other Assets & Liabilities (Net) (4.38%)				3,260,441
Members’ Equity - Net Assets (100.00%)				$74,523,968

(A)	Non-income producing securities, restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at September 30, 2016, aggregated $45,926,606. Total fair value of illiquid and restricted securities at September 30, 2016 $71,263,527 or 95.62% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at September 30, 2016 for federal income tax purposes aggregated $49,298,655. The net unrealized appreciation for federal income tax purposes was estimated to be $21,964,872. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $25,016,065 and $3,051,193, respectively.

(E)	All percentages are calculated as fair value divided by the Fund’s Members’ Equity - Net Assets.
(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

UST Global Private Markets Fund, LLC
Statement of Operations
For the six months ended September 30, 2016 (Unaudited)

Investment Income:

Interest income	$640

Total Investment Income	640

Operating Expenses:

Advisory fee	443,991
Independent Managers’ fees	105,000
Administration service fees	40,000
Insurance expense	35,744
Audit fees	15,500
Legal fees	10,044
Other fees	34,047

Total Operating Expenses	684,326

Net Investment Loss	(683,686)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	3,307,831
Net change in unrealized appreciation on investments	148,392

Net Realized and Change in Unrealized Gain on Investments	3,456,223

Net Increase in Members’ Equity – Net Assets Resulting From Operations	$2,772,537

The accompanying notes are an integral part of these financial statements.

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UST Global Private Markets Fund, LLC
Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2016 (Audited)

	Members’ Capital	Investment Adviser	Total
Members’ committed capital	$98,664,646	$-	$98,664,646

Members’ capital at April 1, 2015	$82,999,773	$2,832,955	$85,832,728
Capital contributions	9,784,965	-	9,784,965
Capital distributions	(26,920,619)	(44,399)	(26,965,018)
Net investment loss	(1,362,888)	(3,412)	(1,366,300)
Net realized gain on investments	12,981,537	28,283	13,009,820
Net change in unrealized appreciation on investments	(2,742,826)	41,856	(2,700,970)
Net change in incentive carried interest	(669,664)	669,664	-
Transfer in/(out)	886,026	(886,026)	-
Members’ capital at March 31, 2016	$74,956,304	$2,638,921	$77,595,225

For the six months ended September 30, 2016 (Unaudited)

	Members’ Capital	Investment Adviser	Total
Members’ committed capital	$98,664,646	$-	$98,664,646

Members’ capital at April 1, 2016	$74,956,304	$2,638,921	$77,595,225
Capital distributions	(5,843,794)	-	(5,843,794)
Net investment loss	(683,686)	-	(683,686)
Net realized gain on investments	3,307,831	-	3,307,831
Net change in unrealized appreciation on investments	148,392	-	148,392
Net change in incentive carried interest	(277,253)	277,253	-
Members’ capital at September 30, 2016	$71,607,794	$2,916,174	$74,523,968

The accompanying notes are an integral part of these financial statements.

4

UST Global Private Markets Fund, LLC
Statement of Cash Flows
For six months ended September 30, 2016

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$2,772,537
Contributions to investments in Portfolio Funds	(1,210,316)
Proceeds received from investments	7,395,129
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Net realized gain on investments	(3,307,831)
Net change in unrealized appreciation on investments	(148,392)
Changes in assets and liabilities related to operations
(Increase)/decrease in prepaid insurance	(27,122)
(Increase)/decrease in other assets	(640)
Increase/(decrease) in audit fee payable	(15,500)
Increase/(decrease) in legal fees payable	(3,539)
Increase/(decrease) in other payables	14,996

Net cash provided by (used in) operating activities	5,469,322

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(5,843,794)

Net cash provided by (used in) financing activities	(5,843,794)

Net change in cash and cash equivalents	(374,472)
Cash and cash equivalents at beginning of period	3,852,523

Cash and cash equivalents at end of period	$3,478,051

Noncash activities
Receipt of in-kind distributions of securities from Portfolio Funds, at fair value on the date of distribution	$163,477

The accompanying notes are an integral part of these financial statements.

5

UST Global Private Markets Fund, LLC
Financial Highlights

	For the six months ended September 30, 2016	For the year ended March 31, 2016	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2012
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,047.58	$1,286.90	$1,450.79	$1,255.11	$1,154.41	$1,099.04
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(9.23)	(19.49)	(23.17)	(31.08)	(35.13)	(42.49)
Net realized and change in unrealized gain on investments	46.66	150.80	208.57	276.57	135.83	97.86
Net increase/decrease in net assets resulting from operations	37.43	131.31	185.40	245.49	100.70	55.37

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(78.89)	(370.63)	(349.29)	(49.81)	-	-
NET ASSET VALUE, END OF PERIOD	$1,006.12	$1,047.58	$1,286.90	$1,450.79	$1,255.11	$1,154.41
TOTAL NET ASSET VALUE RETURN (1), (2)	3.61%	10.52%	14.81%	15.59%	8.72%	5.04%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$74,524	$77,595	$85,833	$81,089	$68,389	$57,969
Ratios to average Members’ Equity - Net Assets: (3),(4)
Expenses excluding incentive carried interest	1.79%	1.64%	1.91%	2.45%	2.97%	3.98%
Net change in incentive carried interest	0.36%	0.80%	1.04%	1.64%	-	-
Expenses including incentive carried interest	2.15%	2.44%	2.95%	4.09%	2.97%	3.98%
Net investment loss excluding incentive carried interest	(1.79)%	(1.64)%	(1.91)%	(2.45)%	(2.97)%	(3.98)%
Portfolio Turnover Rate (5)	1.66%	6.04%	14.56%	18.09%	15.54%	13.24%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest, including expenses (6)	11.33%	11.58%	11.61%	10.60%	7.50%	6.83%
Internal Rate of Return after incentive carried interest, including expenses (6)	10.84%	11.09%	11.13%	10.20%	7.50%	6.83%

1)	Selected data for a unit of Membership Interest outstanding throughout each period.
2)	Total investment return, based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Fund during the period and assumes distributions, if any, were reinvested. The Fund’s units are not traded in any market, therefore, the market value total investment return is not calculated.
3)	Ratios do not reflect the Fund’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
4)	For the six months ended September 30, 2016, the ratios are annualized.
5)	Contributions paid to Portfolio Funds are included in the portfolio turnover rate.
6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before and after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the Investment Advisor.

The accompanying notes are an integral part of these financial statements.

6

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

1. Organization

UST Global Private Markets Fund, LLC (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on February 2, 2007. The Fund commenced operations on July 1, 2008. The duration of the Fund is twelve years from the final subscription closing date (the “Final Closing”), which occurred on December 31, 2009. The Board of Managers of the Fund (the “Board” or the “Board of Managers”), with the consent of members of the Fund (“Members”) holding more than 50% of the outstanding units, may extend the term for up to three successive one-year periods, or more if necessary, to permit orderly liquidation.

The Fund’s investment objective is to achieve long-term capital appreciation. Neither the Fund nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Fund will achieve its investment objective. The Fund seeks to achieve its objective primarily by investing in private equity funds pursuing investment strategies in buyout, venture capital and special situations (distressed debt, mezzanine secondaries, natural resources, opportunistic real estate, royalties and other private equity strategies perceived to be attractive by the Investment Adviser) (collectively, the “Portfolio Funds”). The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Effective August 14, 2015, Merrill Lynch Alternative Investments LLC (“MLAI”), a subsidiary of Bank of America, N.A. that served as the Fund’s prior investment adviser, completed a transaction whereby it transferred its management rights to certain funds, including the Fund, to certain subsidiaries of Neuberger Berman Group LLC (“NB”). Upon the close of this transaction, the Fund’s former investment advisory agreement with MLAI terminated in accordance with its terms and as required under the Investment Company Act, and Neuberger Berman Management LLC (“NBM”) became the Fund’s investment manager and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) became the Fund’s sub-adviser. An Investment Advisory Agreement between the Fund and NBM and a Sub-Advisory Agreement between NBM and NBAA with respect to the Fund were approved by Members of the Fund at a special meeting held for that purpose on August 14, 2015. Six individuals, formerly of MLAI, joined NB in a similar capacity. MLAI’s investment of approximately 1% of the Fund’s net assets was transferred to a NB affiliate and is now a Member of the Fund. On January 1, 2016, NBM transferred to Neuberger Berman Fixed Income LLC (“NBFI”) its rights and obligations pertaining to all services it provides to the Fund under the Investment Advisory Agreement. The transfer of the Investment Advisory Agreement from NBM to NBFI was approved by the Fund’s Board of Managers on December 18, 2015. Following such transfer, NBFI was renamed Neuberger Berman Investment Advisers LLC (“NBIA” or “Investment Adviser”). NBIA and NBAA are now responsible for the management and operations of the Fund, subject to the oversight of the Board of Managers.

Until December 31, 2013, BACA served as investment adviser of the Fund. Effective December 31, 2013, Bank of America Capital Advisors LLC (“BACA”) reorganized into its affiliate, MLAI. MLAI assumed all responsibilities for serving as the investment adviser of the Fund under the terms of the

7

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

investment advisory agreement between BACA and the Fund. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Fund’s Board of Managers on November 25, 2013.

The Board has overall responsibility to manage and supervise the operations of the Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Investment Adviser and Sub-Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Fund.

2. Significant Accounting Policies

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A.	Basis of Accounting

The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

B.	Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at net asset value (“NAV”) are no longer included in the fair value hierarchy.

C.	Valuation of Investments

The Fund computes its NAV as of the last business day of each fiscal quarter and at such other times as the Sub-Adviser deems appropriate in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Fund.  The value of the Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

8

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

It is expected that most of the Portfolio Funds in which the Fund invests will meet the criteria set forth under ASC 820, permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Fund by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As a result of adopting ASU 2015-07, investments in Portfolio Funds valued using the practical expedient with a fair value of $71,263,527 are excluded from the fair value hierarchy as of September 30, 2016.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market”.

The estimated remaining life of the Fund’s Portfolio Funds as of September 30, 2016 is one to five years, with the possibility of extensions by each of the Portfolio Funds.

9

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At September 30, 2016, the Fund did not hold any cash equivalents. UMB Bank N.A. serves as the Fund’s custodian.

E. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

F. Investment Gains and Losses

The Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Fund’s net change in unrealized appreciation/(depreciation) and the Fund’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Fund and, particularly in the event of the dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Fund will be to liquidate such investments and distribute proceeds to the Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Fund.

G. Income Taxes

The Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to individual Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Fund has a tax year end of December 31.

Differences arise in the computation of Members’ capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that the change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Portfolio Funds. As of September 30, 2016, the Fund had not

10

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2015, and after adjustment for purchases and sales between December 31, 2015 and September 30, 2016, the estimated cost of the Portfolio Funds at September 30, 2016, for federal income tax purposes aggregated $49,298,655. The net unrealized appreciation for federal income tax purposes was estimated to be $21,964,872. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $25,016,065 and $3,051,193, respectively.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2015, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2012 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Sub-Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Fund’s tax positions for the open tax period and has concluded that no provision for taxes is required in the Fund’s financial statements for the six months ended September 30, 2016. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2016, the Fund did not incur any interest or penalties.

H. Contribution Policy

Capital contributions will be credited to each Member’s capital account and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2016, the Fund did not issue any units.

I. Distribution Policy

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Members’ respective percentage interests, as defined in the Fund’s limited liability company agreement (“LLC Agreement”). Distributions from the Fund are made in the following priority:

a.	a 125% return of all drawn commitments to Members until all the drawn commitments are returned to Members; and

b.	a 90% - 10% split between the Members and the Investment Adviser. The Investment Adviser was not eligible to collect any of the Incentive Carried Interest (as defined below) that it may have earned until after December 31, 2013, the fourth anniversary of the Final Closing.

11

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

J. Restrictions on Transfers

Interests of the Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

K. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s Statement of Operations, Members of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Fund’s Financial Highlights.

L. Fund Expenses

The Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Independent Manager fees; and expenses of meetings of the Board.

M. Foreign Currency Translation

The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar using period end exchange rates. The resulting translation adjustments are recorded as change in unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Companies are translated into the U.S. dollar using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members’ Equity - Net Assets of the Fund is presented at the exchange rates and values prevailing at the end of the period, the Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

N. Incentive Carried Interest

Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Investment Adviser until 125% of all drawn capital commitments are returned to the Members. After a 125% return of all drawn commitments has been made, all future distributions will be split 90% to Members pro rata in accordance with their respective capital contributions and 10% to the Investment Adviser. The Investment Adviser was not eligible to collect any of the Incentive Carried Interest that it may have earned until after December 31, 2013, the fourth anniversary of the Final Closing. Incentive Carried

12

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

Interest is accrued based on the net asset value of the Fund each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses that amount payable and paid to the Investment Adviser in the period in which it occurs. At September 30, 2016, the accrued and unpaid Incentive Carried Interest was $2,916,174.

3. Advisory Fee, Administration Fee and Related Party Transactions

Under the Fund’s inital advisory agreement approved by the Board on September 11, 2009, and pursuant to each subsequent advisory agreement, including the Fund’s current agreement with NBIA, the Fund pays an investment advisory fee of 1.5% on capital commitments of Members (the “Advisory Fee”), with an annual 10% step-down (the “Step-down”) starting on the third anniversary of the Final Closing and continuing until the Advisory Fee reaches 0.25%. The Final Closing occurred on December 31, 2009, which means that the Step-down started on January 1, 2013. No Advisory Fee was paid by the Fund until the Final Closing. For the six months ended September 30, 2016, the Fund incurred Advisory Fees totaling $443,991. As more fully described in Note 2.I, after Members have received distributions equal to 125% of their drawn commitments, all future distributions will be split 90% to Members pro rata in accordance with their respective drawn commitments and 10% to the Investment Adviser. The Incentive Carried Interest is paid in addition to the Advisory Fee.

Pursuant to an Administrative and Accounting Services Agreement, the Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the Fund. In consideration for these services, the Fund pays the Administrator a variable fee between 0.0125% and 0.0250%, based on average quarterly net assets, subject to a minimum quarterly fee. For the six months ended September 30, 2016, the Fund incurred administration fees totaling $40,000.

The Board consists of six managers, each of whom is not an “interested person” of the Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Effective January 1, 2016, the Independent Managers are each paid an annual retainer of $35,000. Until December 31, 2015, the Independent Managers were each paid an annual retainer of $5,000 ($6,000 for the Chairperson of the Board and $5,500 for the Chairperson of the Audit Committee) and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board ($2,500 for the Chairperson of the Board); $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $750 for each Audit Committee meeting (whether held in-person or by telephone). The Independent Managers are also reimbursed for travel-related expenses. For the six months ended September 30, 2016, the Fund incurred $105,000 in Independent Managers’ fees.

An “affiliated person” (as defined in the Investment Company Act) of another person means (i) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (ii) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote,

13

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

by such other person; (iii) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (iv) any officer, director, partner, copartner, or employee of such other person; (v) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (vi) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of September 30, 2016, one Member had an ownership of approximately 15% of the Fund’s total commitments and is deemed an “affiliated member” (the “Affiliated Member”). The affiliation between the Affiliated Member and the Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2016, capital commitments from the Members totaled $98,664,646. Capital contributions received by the Fund with regard to satisfying Member commitments totaled $83,342,699 which represents approximately 84% of committed capital at September 30, 2016. Cumulatively through September 30, 2016, Members have defaulted on $522,250 in Member contributions. Management is addressing the defaulting Members in conformity with the LLC Agreement.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation such that it would follow the distributions outlined in Note 2.I.

6. Capital Commitments of the Fund to Portfolio Funds

As of September 30, 2016, the Fund had unfunded commitments to the Portfolio Funds totaling $7,340,601 as listed below:

Portfolio Funds:	Unfunded Commitment
Buyout/Growth	$3,896,511
Special Situations	2,860,350
Venture Capital	583,740
Total	$7,340,601

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Fund cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Fund has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds each represent 5% or more of Members’ Equity - Net Assets of the Fund. Thus, the Portfolio Funds’ investment objectives are disclosed below.

14

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

Hellman & Friedman Capital Partners VII, L.P. represents 14.30% of Members’ Equity – Net Assets of the Fund as of September 30, 2016. The objective of Hellman & Friedman Capital Partners VII, L.P. is to invest in financial restructurings and leveraged buyouts.

TA XI, L.P. represents 13.15% of Members’ Equity - Net Assets of the Fund as of September 30, 2016. The objective of TA XI, L.P. is to make investments in profitable, private middle-market companies in growth industries.

Charlesbank Equity Fund VII, L.P. represents 11.34% of Members’ Equity - Net Assets of the Fund as of September 30, 2016. The objective of Charlesbank Equity Fund VII, L.P. is to make investments in equity, debt, convertible securities and other interests in business organizations, and to provide capital for acquisition and expansion of growing companies.

Thomas H. Lee Equity Fund VI, L.P. represents 10.57% of Members’ Equity - Net Assets of the Fund as of September 30, 2016. The objective of Thomas H. Lee Equity Fund VI, L.P. is to make equity investments in friendly management-led acquisitions and recapitalizations.

Trinity Ventures X, L.P. represents 10.42% of Members’ Equity - Net Assets of the Fund as of September 30, 2016. The objective of Trinity Ventures X, L.P. is to provide select investors with the opportunity to realize long-term appreciation, generally from venture capital investments.

Draper Fisher Jurvetson Fund X, L.P. represents 8.27% of Members’ Equity – Net Assets of the Fund as of September 30, 2016. The objective of Draper Fisher Jurvetson Fund X, L.P. is to invest in venture capital, both domestically and globally.

HgCapital 6 A, L.P. represents 7.58% of Members’ Equity - Net Assets of the Fund as of September 30, 2016. The objective of HgCapital 6 A, L.P. is to identify companies in the European middle-market with leading potential, high return on capital and predictable revenues, targeting growth and performance improvement.

8. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be determined; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Fund. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

15

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry and currency risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by the Private Placement Memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner, if at all.

The Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Portfolio Fund assets may become investments in publicly traded securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Fund will be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Fund’s investments in Portfolio Funds, such risks are limited to the Fund’s capital balance in each such Portfolio Fund.

If the Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. This may impair the ability of the Fund to pursue its investment program, force the Fund to borrow or otherwise impair the value of the Fund’s investments (including the complete devaluation of the Fund). In addition, defaults by Members on their commitments to the Fund, may cause the Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Fund, and especially the non-defaulting Members, will bear the penalties of such default as

16

UST Global Private Markets Fund, LLC
Notes to Financial Statements
September 30, 2016 (Unaudited)

outlined above. While the Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

On October 27, 2016, the Fund distributed approximately 2.0% of capital commitments.

The Fund has evaluated all events subsequent to the balance sheet date of September 30, 2016, through the date these financial statements were available to be issued and has determined that no further subsequent events require disclosure.

17

UST Global Private Markets Fund, LLC
Supplemental Information
September 30, 2016

Proxy Voting and Form N-Q

A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the six months ended September 30, 2016.

The Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Fund’s Forms NQ (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Fund at 212-476-8800.

18

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   UST Global Private Markets Fund, LLC

By (Signature and Title) /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

Date   December 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert Conti

Robert Conti

Chief Executive Officer and President

(Principal Executive Officer)

Date   December 9, 2016

By (Signature and Title) /s/ John M. McGovern

John M. McGovern

Treasurer

(Principle Financial Officer)

Date   December 9, 2016